Employee Defined Benefit Plans - Schedule of Reconciliation from Opening Balances to Closing Balances for Net Defined Benefit Asset (Liability) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Actuarial (losses) gains arising from:
Remeasurement gain (loss), before tax		$ 0.1
Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [Line Items]
Balance, beginning of the year	$ 68.6	56.7
Administrative and marketing expenses
Interest (expense) income	3.9	2.7
Administrative expenses paid by the Plans	(2.1)	(1.9)
Net defined benefit liability asset included in profit or loss	1.8	0.8
Other comprehensive income (loss)
Adjustments on the plan assets, excluding interest income	1.3	(57.1)
Actuarial (losses) gains arising from:
Changes in demographic assumptions	(6.2)	3.0
Changes in financial assumptions	17.1	47.7
Experience adjustments	(3.6)	6.3
Remeasurement gain (loss), before tax	8.6	(0.1)
Effect of movement in exchange rates	1.9	4.1
Net defined benefit liability asset included in other comprehensive income	10.5	4.0
Other
Benefits paid	0.0	0.0
Contributions by employer	5.0	7.1
Other net defined benefit liability asset	5.0	7.1
Balance, end of the year	85.9	68.6
Pension defined benefit plans | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [Line Items]
Balance, beginning of the year	(373.4)	(402.6)
Administrative and marketing expenses
Interest (expense) income	(20.0)	(18.4)
Administrative expenses paid by the Plans	0.0	0.0
Net defined benefit liability asset included in profit or loss	(20.0)	(18.4)
Other comprehensive income (loss)
Adjustments on the plan assets, excluding interest income	0.0	0.0
Actuarial (losses) gains arising from:
Changes in demographic assumptions	(6.2)	3.0
Changes in financial assumptions	17.1	47.7
Experience adjustments	(3.6)	6.3
Remeasurement gain (loss), before tax	7.3	57.0
Effect of movement in exchange rates	(10.3)	(27.0)
Net defined benefit liability asset included in other comprehensive income	(3.0)	30.0
Other
Benefits paid	20.4	17.6
Contributions by employer	0.0	0.0
Other net defined benefit liability asset	20.4	17.6
Balance, end of the year	(376.0)	(373.4)
Pension defined benefit plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [Line Items]
Balance, beginning of the year	442.0	459.3
Administrative and marketing expenses
Interest (expense) income	23.9	21.1
Administrative expenses paid by the Plans	(2.1)	(1.9)
Net defined benefit liability asset included in profit or loss	21.8	19.2
Other comprehensive income (loss)
Adjustments on the plan assets, excluding interest income	1.3	(57.1)
Actuarial (losses) gains arising from:
Changes in demographic assumptions	0.0	0.0
Changes in financial assumptions	0.0	0.0
Experience adjustments	0.0	0.0
Remeasurement gain (loss), before tax	1.3	(57.1)
Effect of movement in exchange rates	12.2	31.1
Net defined benefit liability asset included in other comprehensive income	13.5	(26.0)
Other
Benefits paid	(20.4)	(17.6)
Contributions by employer	5.0	7.1
Other net defined benefit liability asset	(15.4)	(10.5)
Balance, end of the year	$ 461.9	$ 442.0